Leases - Schedule of Present Value of Lease Payments for Remaining Lease Term (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets
Operating lease right-of-use assets	$ 41,800
Liabilities
Current operating lease liabilities	20,894	$ 34,072
Noncurrent operating lease liabilities	44,737	84,902
Total leased liabilities	65,631	118,974
Other Assets [Member]
Assets
Operating lease right-of-use assets	49,772	93,924
Other Accrued Expenses [Member]
Liabilities
Current operating lease liabilities	20,894	34,072
Other Noncurrent Liabilities [Member]
Liabilities
Noncurrent operating lease liabilities	$ 44,737	$ 84,902